Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net increase in net assets from operations	$ 17,426,373
Adjustments to reconcile net gain to net cash provided by operating activities:
Change in realized (gain)/loss on investments	(8)
Net change in unrealized fair value on investments	(21,104,520)	4,859,940
Purchase of investments	(254,950)
Sale of investments	3,662,050
Changes in operating assets and liabilities:
Increase in management fee payable	335,710
Increase in valuation fee payable	85,157
Increase in professional fees payable	59,637
Increase in fund administration fees payable	30,088
Increase in custody fees payable	2,580
Increase in transfer agent fees payable	5,752
Increase in other fees payable	9,000
Increase in other receivable	(8,372)
Decrease in interest receivable	192,382
Increase in prepaid expenses	(87,399)
Decrease in amounts due to Organizer	(5,915)
Net cash provided by operating activities	347,565
Cash used in investing activities
Cash Flows from Financing Activities
Deferred offering costs paid	(347,565)
Net cash used in financing activities	(347,565)
Net Decrease in cash
Cash, beginning of period
Cash, end of period